Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended										12 Months Ended	0 Months Ended		3 Months Ended												6 Months Ended	12 Months Ended
	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]		Sep. 30, 2013 Successor [Member]		Jun. 30, 2013 Successor [Member]		Mar. 31, 2013 Successor [Member]		Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jul. 10, 2013 Predecessor [Member]		Jun. 30, 2013 Predecessor [Member]		Mar. 31, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Sep. 30, 2012 Predecessor [Member]		Jun. 30, 2012 Predecessor [Member]		Mar. 31, 2012 Predecessor [Member]		Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Quarterly Financial Data [Line Items]
Net operating revenues	$ 8,875,000,000	$ 9,142,000,000		$ 7,749,000,000		$ 0		$ 0		$ 0	$ 16,891,000,000	$ 932,000,000		$ 8,877,000,000		$ 8,793,000,000		$ 9,005,000,000		$ 8,763,000,000		$ 8,843,000,000		$ 8,734,000,000		$ 18,602,000,000	$ 35,345,000,000	$ 33,679,000,000
Operating income (Loss)	420,000,000	(576,000,000)		(358,000,000)		(22,000,000)		(14,000,000)		(33,000,000)	(970,000,000)	(40,000,000)		874,000,000		29,000,000		(705,000,000)		(231,000,000)		(629,000,000)		(255,000,000)		(885,000,000)	(1,820,000,000)	108,000,000
Net loss	$ (151,000,000)	$ (1,038,000,000)		$ (699,000,000)		$ (114,000,000)		$ (9,000,000)		$ (27,000,000)	$ (1,860,000,000)	$ 1,082,000,000		$ (1,597,000,000)		$ (643,000,000)		$ (1,322,000,000)		$ (767,000,000)		$ (1,374,000,000)		$ (863,000,000)		$ (1,158,000,000)	$ (4,326,000,000)	$ (2,890,000,000)
Basic and diluted net loss per common share	$ (0.04)	$ (0.26)	[1]	$ (0.18)	[1]	$ 0	[1]	$ 0.00	[1]		$ (0.54)					$ (0.21)		$ (0.44)	[1]	$ (0.26)	[1]	$ (0.46)	[1]	$ (0.29)	[1]	$ (0.38)	$ (1.44)	$ (0.96)
Earnings Per Share, Basic												$ 0.35	[1]	$ (0.53)	[1]	$ (0.21)	[1]
Earnings Per Share, Diluted												$ 0.30	[1]	$ 0	[1]	$ 0	[1]

[1]	The sum of the quarterly earnings per share amounts may not equal the annual amounts because of the changes in the weighted average number of shares outstanding during the year.